Fair value measurement (Tables)	12 Months Ended
Dec. 31, 2018
Fair value measurement
Schedule of assets and liabilities that are measured at fair value on a recurring basis

		Fair value measurement at reporting date using
	Fair value	Quoted Prices in Active		Significant
	as of	Markets for Identical	Significant Other	Unobservable
	December 31,	Assets	Observable Inputs	Inputs
Description	2017	(Level 1)	(Level 2)	(Level 3)
	RMB	RMB	RMB	RMB
Assets:
Cash equivalents
Money market funds	1,372,182	1,372,182	—	—
Restricted cash	4,110,210	—	4,110,210	—
Short-term investments
Wealth management products	8,582,754	—	8,582,754	—
Investment securities
Listed equity securities	10,027,813	10,027,813	—	—
Total assets	24,092,959	11,399,995	12,692,964	—

		Fair value measurement at reporting date using
	Fair value	Quoted Prices in Active		Significant
	as of	Markets for Identical	Significant Other	Unobservable
	December 31,	Assets	Observable Inputs	Inputs
Description	2018	(Level 1)	(Level 2)	(Level 3)
	RMB	RMB	RMB	RMB
Assets:
Cash equivalents
Money market funds	1,373	1,373	—	—
Restricted cash	3,239,613	—	3,239,613	—
Short-term investments
Wealth management products	1,934,820	—	1,934,820	—
Investment securities
Listed equity securities	15,901,573	15,901,573	—	—
Total assets	21,077,379	15,902,946	5,174,433	—

Schedule of carrying value and fair value of investment securities

		Gross	Gross	Provision
	Cost	Unrealized	Unrealized	for decline	Fair
	Basis	Gains	Losses	in value	Value
	RMB	RMB	RMB	RMB	RMB

December 31, 2017	9,087,935	1,476,834	(513,047)	(23,909)	10,027,813

December 31, 2018	16,071,098	3,952,704	(4,122,229)	—	15,901,573